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                          THE DIRECTOR SERIES VII/VIIR
                        THE BB&T DIRECTOR SERIES II/IIR
                            AMSOUTH VA SERIES II/IIR
                       THE DIRECTOR SELECT SERIES II/IIR
                       THE DIRECTOR CHOICE SERIES II/IIR
                      THE HUNTINGTON DIRECTOR SERIES I/IR
                       THE DIRECTOR SOLUTION SERIES I/IR
                         DIRECTOR PREFERRED SERIES I/IR
                           DIRECTOR ELITE SERIES I/IR
                       THE WACHOVIA DIRECTOR SERIES I/IR
                        FIFTH THIRD DIRECTOR SERIES I/IR
                          DIRECTOR CLASSIC SERIES I/IR
                              SEPARATE ACCOUNT TWO
                        HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 333-69485

     SUPPLEMENT DATED SEPTEMBER 1, 2006 TO THE PROSPECTUS DATED MAY 1, 2006
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             SUPPLEMENT DATED SEPTEMBER 1, 2006 TO YOUR PROSPECTUS

EFFECTIVE NOVEMBER 1, 2006, THE FOLLOWING CHANGE IS MADE TO YOUR PROSPECTUS:

The minimum total annual operating expense reflected in the table immediately preceding the Annual Fund Operating Expenses table in your prospectus is deleted and replaced with 0.32%.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-6009